PARTY-IN-INTEREST TRANSACTIONS (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Employer Common Stock Fund [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Shares held (in Shares)		336,209	365,085
Investment, at fair value		$ 951,473	$ 554,930
Common Collective Trust [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Investment, at fair value	[1]	$ 10,702,092	$ 10,410,900

[1]	Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.